Organization and nature of operations (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company’s Activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name of entity	Background	Ownership
Abit Hong Kong Limited	Investment Holding	100% owned by Moxian (BVI) Inc
Abit USA Inc.	Bitcoin Mining	100% owned by Abit Hong Kong Limited
Beijing BitMarix Co. Ltd.	Inhouse Treasury and Administration	100% owned by Abit Hong Kong Limited
Abits Inc	Bitcoin Mining	100% owned by Abit Hong Kong Limited